Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 2,029,323	¥ 1,864,128
Loans and receivables [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	457,382	354,508
Trading assets and private equity and debt investments [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,466,978	1,397,669
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	3,219	3,323
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	100,697	107,852
Investments in and advances to affiliated companies [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	3	3
Other [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 1,044	¥ 773